FIRST AMERICAN STRATEGY FUNDS, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                       Supplement Dated December __, 2002
                      To Prospectus Dated January 28, 2002

            THIS INFORMATION SUPPLEMENTS THE STATEMENT OF ADDITIONAL
        INFORMATION DATED DECEMBER 1, 2002. THIS SUPPLEMENT AND STATEMENT
           OF ADDITIONAL INFORMATION CONSTITUTE A CURRENT STATEMENT OF
           ADDITIONAL INFORMATION. TO REQUEST A COPY OF THE STATEMENT
              OF ADDITIONAL INFORMATION, PLEASE CALL 800-677-FUND.

                          ---------------------------

The information below replaces information in the "Fund Performance" section of the Statement of Additional Information dated December 1, 2002.

                                FUND PERFORMANCE

SEC STANDARDIZED PERFORMANCE FIGURES

         YIELD FOR THE FUNDS. Yield is computed by dividing the net investment income per share (as defined under Securities and Exchange Commission rules and regulations) earned during the advertised period by the offering price per share (including the maximum sales charge) on the last day of the period. The result will then be "annualized" using a formula that provides for semi-annual compounding of income. Yield is computed according to the following formula:

         Based upon the 30-day period ended September 30, 2002, the yields for the Class A, Class B, Class C, Class S and Class Y shares of the Funds were as follows:

                                  CLASS A   CLASS B   CLASS C   CLASS Y  CLASS S
                                  -------   -------   -------   -------  -------

Income Allocation Fund               3.54      2.78      2.79      3.79     3.54
Growth & Income Allocation Fund      2.30      1.54      1.55      2.54     2.29
Growth Allocation Fund               1.60      0.86      0.86      1.86     1.61
Aggressive Allocation Fund           0.86      0.11      0.11      1.11     0.86

         Such yield figures are determined by dividing the net investment income per share earned during the specified 30-day period by the maximum offering price per share on the last day of the period, according to the following formula:

         Yield = 2 [((a - b) + cd) + 1)6 - 1]

         Where:   a   =   dividends and interest earned during the period
                  b   =   expenses accrued for the period (net of
                          reimbursements)
                  c   =   average daily number of shares outstanding during
                          the period that were entitled to receive dividends
                  d   =   maximum offering price per share on the last day of
                          the period

         TOTAL RETURN. Total return measures both the net investment income generated by, and the effect of any realized or unrealized appreciation or depreciation of, the underlying investments in a Fund's portfolio. The Funds' average annual and cumulative total return figures are computed in accordance with the standardized methods prescribed by the Securities and Exchange Commission.

         AVERAGE ANNUAL TOTAL RETURN. Average annual total return figures are computed by determining the average annual compounded rates of return over the periods indicated in the advertisement,





--------------------------------------------------------------------------------
    NOT FDIC INSURED            NO BANK GUARANTEE           MAY LOSE VALUE
--------------------------------------------------------------------------------

If you have questions regarding this prospectus supplement, please contact your investment professional, or you may call First American Funds Investor Services at 800-677-FUND.

sales literature or shareholders' report, that would equate the initial amount invested to the ending redeemable value, according to the following formula:

         P(1 + T)n = ERV

         Where:    P      =   a hypothetical initial payment of $1,000
                   T      =   average annual total return
                   N      =   number of years
                   ERV    =   ending redeemable value at the end of the period
                              of a hypothetical $1,000 payment made at the beginning of such period

         This calculation deducts the maximum sales charge from the initial hypothetical $1,000 investment, assumes all dividends and capital gains distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the applicable Prospectus, and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts. For Class B and Class C Shares, the calculation assumes the maximum deferred sales load is deducted at the times, in the amounts and under the terms disclosed in the applicable Prospectus. Average annual total return quotations may be accompanied by quotations that do not reflect the sales charges, and therefore will be higher.

         CUMULATIVE TOTAL RETURN. Cumulative total return is computed by finding the cumulative compounded rate of return over the period indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:

         CTR = ((ERV - P) / P) 10

         Where:   CTR    =   cumulative total return
                  ERV    =   ending redeemable value at the end of, the period
                             of a hypothetical $1,000 payment made at the
                             beginning of such period; and
                  P      =   initial payment of $1,000

         This calculation deducts the maximum sales charge from the initial hypothetical $1,000 investment, assumes all dividends and capital gains distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the applicable Prospectus, and includes all recurring fees, such as investment advisory and management fees, charged to all shareholder accounts.

         Based on the foregoing, the cumulative and the average annual total returns for the Funds from inception through September 30, 2002, were as set forth below.

                              AVERAGE ANNUAL RETURN
                              ---------------------

                                              CUMULATIVE         AVERAGE ANNUAL      AVERAGE ANNUAL     AVERAGE ANNUAL
                                           SINCE INCEPTION      SINCE INCEPTION        ONE YEAR           FIVE YEAR
------------------------------------------------------------------------------------------------------------------------
                                           WITHOUT      WITH    WITHOUT      WITH    WITHOUT    WITH    WITHOUT    WITH
------------------------------------------------------------------------------------------------------------------------
                                             SALES CHARGE         SALES CHARGE         SALES CHARGE       SALES CHARGE
------------------------------------------------------------------------------------------------------------------------
                                                 %         %          %         %          %       %          %       %
------------------------------------------------------------------------------------------------------------------------
Income Allocation Fund (1)
------------------------------------------------------------------------------------------------------------------------
  Class A (return before taxes)              -1.24     -6.64      -1.22     -6.54      -2.98   -8.29         --      --
------------------------------------------------------------------------------------------------------------------------
  Class A (return after taxes on             -2.91     -8.22      -2.86     -8.09      -4.62   -9.84         --      --
  distributions)
------------------------------------------------------------------------------------------------------------------------
  Class A (return after taxes on             -1.74     -6.03      -1.72     -5.93      -1.79   -5.05         --      --
  distributions and sale of fund
  shares)
------------------------------------------------------------------------------------------------------------------------
  Class B (return before taxes)              -2.03     -6.75      -2.00     -6.64      -3.66   -8.30         --      --
------------------------------------------------------------------------------------------------------------------------
  Class B (return after taxes on             -3.46     -8.18      -3.41     -8.05      -5.07   -9.71         --      --
  distributions)
------------------------------------------------------------------------------------------------------------------------
  Class B (return after taxes on             -2.27     -6.04      -2.23     -5.94      -2.21   -5.06         --      --
  distributions and sale of fund
  shares)
------------------------------------------------------------------------------------------------------------------------
  Class C (return before taxes)              -1.95     -3.85      -1.92     -3.79      -3.58   -5.44         --      --
------------------------------------------------------------------------------------------------------------------------
  Class C (return after taxes on             -3.37     -5.26      -3.32     -5.18      -4.99   -6.83         --      --
  distributions)
------------------------------------------------------------------------------------------------------------------------
  Class C (return after taxes on             -2.20     -3.71      -2.16     -3.66      -2.16    -303         --      --
  distributions and sale of fund
  shares)
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    NOT FDIC INSURED            NO BANK GUARANTEE           MAY LOSE VALUE
--------------------------------------------------------------------------------

If you have questions regarding this prospectus supplement, please contact your investment professional, or you may call First American Funds Investor Services at 800-677-FUND.

                                              CUMULATIVE         AVERAGE ANNUAL      AVERAGE ANNUAL     AVERAGE ANNUAL
                                           SINCE INCEPTION      SINCE INCEPTION        ONE YEAR           FIVE YEAR
------------------------------------------------------------------------------------------------------------------------
                                           WITHOUT      WITH    WITHOUT      WITH    WITHOUT    WITH    WITHOUT    WITH
------------------------------------------------------------------------------------------------------------------------
                                               SALES CHARGE         SALES CHARGE         SALES CHARGE       SALES CHARGE
------------------------------------------------------------------------------------------------------------------------
                                                 %         %          %         %          %       %          %       %
------------------------------------------------------------------------------------------------------------------------
  Class S (return before taxes)              30.80        --       4.58        --      -2.84      --       3.06      --
------------------------------------------------------------------------------------------------------------------------
  Class S (return after taxes on             15.82        --       2.48        --      -4.50      --       0.89      --
  distributions)
------------------------------------------------------------------------------------------------------------------------
  Class S (return after taxes on             17.40        --       2.71        --     --1.71      --       1.45      --
  distributions and sale of fund
  shares)
------------------------------------------------------------------------------------------------------------------------
  Class Y (return before taxes)              -0.99        --      -0.98        --      -2.65      --         --      --
------------------------------------------------------------------------------------------------------------------------
  Class Y (return after taxes on             -2.76        --      -2.72        --      -4.38      --         --      --
  distributions)
------------------------------------------------------------------------------------------------------------------------
  Class Y (return after taxes on             -1.59        --      -1.57        --      -1.59      --         --      --
  distributions and sale of fund
  shares)
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
Growth & Income Allocation Fund (1)
------------------------------------------------------------------------------------------------------------------------
  Class A (return before taxes)              -7.86    -12.90      -7.74    -12.71      -9.91  -14.92         --      --
------------------------------------------------------------------------------------------------------------------------
  Class A (return after taxes on             -9.35    -14.30      -9.20    -14.09     -11.36  -16.19         --      --
  distributions)
------------------------------------------------------------------------------------------------------------------------
  Class A (return after taxes on             -6.48    -10.49      -6.37    -10.33      -5.32   -8.38         --      --
  distributions and sale of fund
  shares)
------------------------------------------------------------------------------------------------------------------------
  Class B (return before taxes)              -8.40    -12.74      -8.27    -12.54     -10.43  -14.67         --      --
------------------------------------------------------------------------------------------------------------------------
  Class B (return after taxes on             -9.76    -14.10      -9.61    -13.89     -11.76  -16.01         --      --
  distributions)
------------------------------------------------------------------------------------------------------------------------
  Class B (return after taxes on             -6.85    -10.32      -6.74    -10.16      -5.65   -8.25         --      --
  distributions and sale of fund
  shares)
------------------------------------------------------------------------------------------------------------------------
  Class C (return before taxes)              -8.55    -10.33      -8.41    -10.17     -10.57  -12.30         --      --
------------------------------------------------------------------------------------------------------------------------
  Class C (return after taxes on             -9.90    -11.66      -9.74    -11.49     -11.89  -13.61         --      --
  distributions)
------------------------------------------------------------------------------------------------------------------------
  Class C (return after taxes on             -6.96     -8.38      -6.85     -8.25      -5.73   -6.80         --      --
  distributions and sale of fund
  shares)
------------------------------------------------------------------------------------------------------------------------
  Class S (return before taxes)              17.66        --       2.75        --     -10.00      --      -0.47      --
------------------------------------------------------------------------------------------------------------------------
  Class S (return after taxes on              3.28        --       0.54        --     -11.55      --      -2.85      --
  distributions)
------------------------------------------------------------------------------------------------------------------------
  Class S (return after taxes on             10.32        --       1.65        --      -5.37      --      -0.93      --
  distributions and sale of fund
  shares)
------------------------------------------------------------------------------------------------------------------------
  Class Y (return before taxes)              -7.69        --      -7.57        --      -9.73      --         --      --
------------------------------------------------------------------------------------------------------------------------
  Class Y (return after taxes on             -9.33        --      -9.19        --     -11.34      --         --      --
  distributions)
------------------------------------------------------------------------------------------------------------------------
  Class Y (return after taxes on             -6.40        --      -6.30        --      -5.20      --         --      --
  distributions and sale of fund
  shares)
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
Growth Allocation Fund (1)
------------------------------------------------------------------------------------------------------------------------
  Class A (return before taxes)             -10.66    -15.57     -10.50    -15.34     -13.04  -17.79         --      --
------------------------------------------------------------------------------------------------------------------------
  Class A (return after taxes on            -11.93    -16.77     -11.75    -16.53     -14.28  -18.96         --      --
  distributions)
------------------------------------------------------------------------------------------------------------------------
  Class A (return after taxes on             -8.54    -12.46      -8.40    -12.27      -7.16  -10.12         --      --
  distributions and sale of fund
  shares)
------------------------------------------------------------------------------------------------------------------------
  Class B (return before taxes)             -11.28    -15.50     -11.11    -15.27     -13.64  -17.75         --      --
------------------------------------------------------------------------------------------------------------------------
  Class B (return after taxes on            -12.40    -16.62     -12.21    -16.37     -14.73  -18.84         --      --
  distributions)
------------------------------------------------------------------------------------------------------------------------
  Class B (return after taxes on             -8.97    -12.34      -8.83    -12.15      -7.53  -10.06         --      --
  distributions and sale of fund
  shares)
------------------------------------------------------------------------------------------------------------------------
  Class C (return before taxes)             -11.33    -13.06     -11.15    -12.87     -13.59  -15.26         --      --
------------------------------------------------------------------------------------------------------------------------
  Class C (return after taxes on            -12.38    -14.11     -12.19    -13.89     -14.62  -16.28         --      --
  distributions)
------------------------------------------------------------------------------------------------------------------------
  Class C (return after taxes on             -8.98    -10.37      -8.84    -10.21      -7.51   -8.54         --      --
  distributions and sale of fund
  shares)
------------------------------------------------------------------------------------------------------------------------
  Class S (return before taxes)              11.83        --       1.88        --     -13.10      --      -1.92      --
------------------------------------------------------------------------------------------------------------------------
  Class S (return after taxes on             -0.77                -0.13        --     -14.36      --      -4.11      --
  distributions)
------------------------------------------------------------------------------------------------------------------------
  Class S (return after taxes on              7.09        --       1.15        --      -7.19      --      -1.88      --
  distributions and sale of fund
  shares)
------------------------------------------------------------------------------------------------------------------------
  Class Y (return before taxes)             -10.56        --     -10.39        --     -12.84      --         --      --
  Class Y (return after taxes on            -11.92        --     -11.73        --     -14.17      --         --      --
  distributions)
------------------------------------------------------------------------------------------------------------------------
  Class Y (return after taxes on             -8.48        --      -8.35        --      -7.02      --         --      --
  distributions and sale of fund
  shares)
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
Aggressive Allocation Fund (1)
------------------------------------------------------------------------------------------------------------------------
  Class A (return before taxes)             -12.83    -17.59     -12.64    -17.33     -15.58  -20.22         --      --
------------------------------------------------------------------------------------------------------------------------
  Class A (return after taxes on            -13.56    -18.27     -13.35    -18.01     -16.28  -20.88         --      --
  distributions)
------------------------------------------------------------------------------------------------------------------------
  Class A (return after taxes on            -10.17    -13.98     -10.01    -13.77      -8.94  -11.83         --      --
  distributions and sale of fund
  shares)
------------------------------------------------------------------------------------------------------------------------
  Class B (return before taxes)             -13.50    -17.71     -13.30    -17.45     -16.22  -20.30         --      --
------------------------------------------------------------------------------------------------------------------------
  Class B (return after taxes on            -14.01    -18.22     -13.80    -17.95     -16.72  -20.79         --      --
  distributions)
------------------------------------------------------------------------------------------------------------------------
  Class B (return after taxes on            -10.63    -13.99     -10.46    -13.78      -9.36  -11.87         --      --
  distributions and sale of fund
  shares)
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    NOT FDIC INSURED            NO BANK GUARANTEE           MAY LOSE VALUE
--------------------------------------------------------------------------------

If you have questions regarding this prospectus supplement, please contact your investment professional, or you may call First American Funds Investor Services at 800-677-FUND.

                                              CUMULATIVE         AVERAGE ANNUAL      AVERAGE ANNUAL     AVERAGE ANNUAL
                                           SINCE INCEPTION      SINCE INCEPTION        ONE YEAR           FIVE YEAR
------------------------------------------------------------------------------------------------------------------------
                                           WITHOUT      WITH    WITHOUT      WITH    WITHOUT    WITH    WITHOUT    WITH
------------------------------------------------------------------------------------------------------------------------
                                               SALES CHARGE         SALES CHARGE         SALES CHARGE       SALES CHARGE
------------------------------------------------------------------------------------------------------------------------
                                                 %         %          %         %          %       %          %       %
------------------------------------------------------------------------------------------------------------------------
  Class C (return before taxes)             -13.39    -15.05     -13.19    -14.83     -16.11  -17.79         --      --
------------------------------------------------------------------------------------------------------------------------
  Class C (return after taxes on            -13.90    -15.55     -13.69    -15.32     -16.60  -18.28         --      --
  distributions)
------------------------------------------------------------------------------------------------------------------------
  Class C (return after taxes on            -10.54    -11.87     -10.38    -11.68      -9.30  -10.34         --      --
  distributions and sale of fund
  shares)
------------------------------------------------------------------------------------------------------------------------
  Class S (return before taxes)               6.67        --       1.08        --     -15.65      --      -3.44      --
------------------------------------------------------------------------------------------------------------------------
  Class S (return after taxes on             -4.71        --      -0.80        --     -16.37              -5.52
  distributions)
------------------------------------------------------------------------------------------------------------------------
  Class S (return after taxes on              4.61        --       0.75        --      -8.99      --      -2.80      --
  distributions and sale of fund
  shares)
------------------------------------------------------------------------------------------------------------------------
  Class Y (return before taxes)             -12.62        --     -12.43        --     -15.36      --         --      --
------------------------------------------------------------------------------------------------------------------------
  Class Y (return after taxes on            -13.43        --     -13.22        --     -16.15      --         --      --
  distributions)
------------------------------------------------------------------------------------------------------------------------
  Class Y (return after taxes on            -10.03        --      -9.87        --      -8.80      --         --      --
  distributions and sale of fund
  shares)
------------------------------------------------------------------------------------------------------------------------

----------------------------------------------
(1) Class A, Class B, Class C and Class Y have Inception date of September 24, 2001. Class S has an inception date of October 1, 1996.





--------------------------------------------------------------------------------
    NOT FDIC INSURED            NO BANK GUARANTEE           MAY LOSE VALUE
--------------------------------------------------------------------------------

If you have questions regarding this prospectus supplement, please contact your investment professional, or you may call First American Funds Investor Services at 800-677-FUND.

                                                                               4